JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 97.7%
Alternative Assets — 3.3%
JPMorgan Realty Income Fund Class R6 Shares (a)	14,600,263	227,034,085

Fixed Income — 46.3%
JPMorgan Core Bond Fund Class R6 Shares (a)	147,857,193	1,774,286,318
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	60,126,349	512,276,496
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	13,052,176	107,027,840
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	12,896,563	106,396,642
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	3,220,738	29,276,512
JPMorgan High Yield Fund Class R6 Shares (a)	49,821,045	359,209,736
JPMorgan Income Fund Class R6 Shares (a)	4,753,337	45,822,164
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	8,129,265	83,243,671
JPMorgan Managed Income Fund Class L Shares (a)	908,413	9,129,548
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	16,244,785	155,949,940

Total Fixed Income		3,182,618,867

International Equity — 21.2%
JPMorgan Emerging Economies Fund Class R6 Shares (a)	8,799,488	108,849,672
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	9,536,494	282,852,416
JPMorgan International Advantage Fund Class R6 Shares (a)	13,651,608	271,393,975
JPMorgan International Equity Fund Class R6 Shares (a)	27,357,954	466,179,533
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	18,567,175	326,596,605

Total International Equity		1,455,872,201

U.S. Equity — 26.9%
JPMorgan Equity Income Fund Class R6 Shares (a)	24,389,485	451,205,475
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	2,250,046	51,278,554
JPMorgan Intrepid America Fund Class R6 Shares (a)	669,535	25,000,429
JPMorgan Mid Cap Equity Fund Class R6 Shares (a)	2,820,071	144,246,648
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	1,017,810	59,521,517
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	1,875,821	35,940,723
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,670,446	42,228,884
JPMorgan U.S. Equity Fund Class R6 Shares (a)	44,493,103	714,114,307
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	10,911,987	303,898,830
JPMorgan Value Advantage Fund Class R6 Shares (a)	511,002	18,462,507

Total U.S. Equity		1,845,897,874

TOTAL INVESTMENT COMPANIES (Cost $6,085,561,170)		6,711,423,027

EXCHANGE-TRADED FUNDS — 0.7%
Fixed Income — 0.7%
iShares TIPS Bond ETF (Cost $43,500,613)	386,668	44,965,622

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Notes 2.00%, 1/31/2020 (b) (Cost $23,497,901)	23,538,000	23,544,436

	Shares
SHORT-TERM INVESTMENTS — 2.3%
INVESTMENT COMPANIES — 2.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (c) (Cost $160,898,938)	160,898,938	160,898,938

Total Investments — 101.0% (Cost $6,313,458,622)		6,940,832,023
Liabilities in Excess of Other Assets — (1.0)%		(69,274,002)

Net Assets — 100.0%		6,871,558,021

Percentages indicated are based on net assets.

Abbreviations

ETF	Exchange-Traded Fund
TIPS	Treasury Inflation Protected Security
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of September 30, 2019.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Futures contracts outstanding as of September 30, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
DJ US Real Estate Index	1,756	12/2019	USD	64,673,480	568,927
Russell 2000 E-Mini Index	443	12/2019	USD	33,758,815	(851,024)
S&P 500 E-Mini Index	1,029	12/2019	USD	153,166,650	(1,262,614)
U.S. Treasury 10 Year Note	419	12/2019	USD	54,600,937	(272,617)

					(1,817,328)

Short Contracts
EURO STOXX 50 Index	(941)	12/2019	EUR	(36,436,065)	(506,959)
MSCI EAFE E-Mini Index	(168)	12/2019	USD	(15,942,360)	18,972
MSCI Emerging Markets E-Mini Index	(2,117)	12/2019	USD	(106,019,360)	1,471,698

					983,711

					(833,617)

Abbreviations

EAFE	Europe, Australasia, and Far East
EUR	Euro
MSCI	Morgan Stanley Capital International
USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,917,287,587	$23,544,436	$—	$6,940,832,023

Appreciation in Other Financial Instruments
Futures Contracts (a)	$2,059,597	$—	$—	$2,059,597

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(2,386,255)	$(506,959)	$—	$(2,893,214)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and U.S. Treasury Notes held as initial margin for futures contracts.

There were no transfers into and out of level 3 for the period ended September 30, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended September 30, 2019
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2019	Shares at September 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$1,730,689,076	$12,726,929	$—	$—	$30,870,313	$1,774,286,318	147,857,193	$12,726,928	$—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	651,240,803	4,645,118	152,554,853	4,923,789	4,021,639	512,276,496	60,126,349	4,645,117	—
JPMorgan Emerging Economies Fund Class R6 Shares (a)	113,337,411	—	—	—	(4,487,739)	108,849,672	8,799,488	—	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	115,990,800	1,409,619	10,518,895	312,854	(166,538)	107,027,840	13,052,176	1,409,620	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	230,309,716	57,457,664	—	—	(4,914,964)	282,852,416	9,536,494	—	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	104,689,649	1,201,998	—	—	504,995	106,396,642	12,896,563	1,201,998	—
JPMorgan Equity Income Fund Class R6 Shares (a)	202,645,493	244,247,204	—	—	4,312,778	451,205,475	24,389,485	1,570,621	—
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	29,065,521	370,473	—	—	(159,482)	29,276,512	3,220,738	370,473	—
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	265,400,139	—	213,122,539	107,853,532	(108,852,578)	51,278,554	2,250,046	—	—
JPMorgan High Yield Fund Class R6 Shares (a)	469,077,523	6,177,853	115,111,923	(2,829,008)	1,895,291	359,209,736	49,821,045	6,177,853	—
JPMorgan Income Fund Class R6 Shares (a)	44,816,744	581,245	—	—	424,175	45,822,164	4,753,337	581,191	—
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	82,724,354	520,210	—	—	(893)	83,243,671	8,129,265	520,209	—
JPMorgan International Advantage Fund Class R6 Shares (a)	387,549,719	—	107,871,108	(3,680,774)	(4,603,862)	271,393,975	13,651,608	—	—
JPMorgan International Equity Fund Class R6 Shares (a)	427,308,381	45,553,930	—	—	(6,682,778)	466,179,533	27,357,954	—	—
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	321,447,332	26,176,816	18,693,188	(1,044,978)	(1,289,377)	326,596,605	18,567,175	—	—
JPMorgan Intrepid America Fund Class R6 Shares (a)	73,851,654	—	48,833,313	17,061,859	(17,079,771)	25,000,429	669,535	—	—
JPMorgan Managed Income Fund Class L Shares (a)	9,072,977	56,551	—	—	20	9,129,548	908,413	55,317	—
JPMorgan Mid Cap Equity Fund Class R6 Shares (a)	144,979,866	—	—	—	(733,218)	144,246,648	2,820,071	—	—
JPMorgan Realty Income Fund Class R6 Shares (a)	229,091,239	1,192,446	20,176,007	3,005,348	13,921,059	227,034,085	14,600,263	1,192,445	—
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	93,353,529	62,263,939	—	—	332,472	155,949,940	16,244,785	873,481	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	39,087,783	20,132,419	—	—	301,315	59,521,517	1,017,810	—	—
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	44,319,127	—	6,851,567	1,394,089	(2,920,926)	35,940,723	1,875,821	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	45,113,083	132,667	2,870,138	(327,862)	181,134	42,228,884	1,670,446	132,668	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	551,458,265	162,258,347	—	—	397,695	714,114,307	44,493,103	2,002,796	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	104,320,950	561,825,055	505,247,067	—	—	160,898,938	160,898,938	730,279	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	386,025,870	1,244,304	86,773,333	20,602,870	(17,200,881)	303,898,830	10,911,987	1,244,303	—
JPMorgan Value Advantage Fund Class R6 Shares (a)	236,622,235	—	219,243,459	76,117,461	(75,033,730)	18,462,507	511,002	—	—

Total	$7,133,589,239	$1,210,174,787	$1,507,867,390	$223,389,180	$(186,963,851)	$6,872,321,965		$35,435,299	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2019.
*	Non-income producing security.